WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
The Company assessed these outstanding equity-linked financial instruments and concluded that the warrants are subject to derivative accounting (see Note 6). Transactions involving our equity-classified warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value (in
	shares	price	term (in years)	thousands)
Outstanding at December 31, 2015	1,409,248	$23.70
Forfeited	(73,782)	$96.90
Outstanding at September 30, 2016	1,335,466	$19.80	2.1	$—

Exercisable at September 30, 2016	1,335,466	$19.80	2.1	$—

Transactions involving our warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2013	340,553	$76.80
Granted	382,262	$28.50
Forfeited	(59,551)	$85.50	2.8	$8.4

Outstanding at December 31, 2014	663,264	$48.30
Granted	941,841	$8.10
Exercised	(153,322)	$5.70
Forfeited	(42,535)	$93.60
Outstanding at December 31, 2015	1,409,248	$23.70	2.7	$14.6

Exercisable at December 31, 2015	1,409,248	$23.70	2.7	$14.6

Schedule of Outstanding Warrants to Purchase Common Stock [Table Text Block]
The following table summarizes outstanding common stock purchase warrants as of September 30, 2016:

		Weighted-
		average
	Number of	exercise
	shares	price	Expiration

Issued to consultants	27,200	$40.20	December 2016 through November 2020
Issued pursuant to 2012 financings	9,879	$90.00	December 2017
Issued pursuant to 2013 financings	145,874	$59.10	December 2017 through August 2018
Issued pursuant to 2014 financings	362,756	$24.60	December 2016 through June 2019
Issued pursuant to 2014 financings	789,757	$8.70	January 2017 through December 2020
	1,335,466	19.80

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2015:

		Weighted
		Average
	Number of	Exercise
	shares	price	Expiration
Issued to consultants	36,422	$54.00	March 2016 through November 2020
Issued pursuant to 2011 financings	64,560	$97.20	January 2016 through April 2016
Issued pursuant to 2012 financings	9,879	$90.00	December 2017
Issued pursuant to 2013 financings	145,874	$59.10	December 2017 through August 2018
Issued pursuant to 2014 financings	362,756	$27.90	December 2016 through June 2019
Issued pursuant to 2015 financings	789,757	$8.70	January 2017 through December 2020
	1,409,248

Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2015:

Volatility	72.7%
Expected term (years)	1.7
Risk-free interest rate	0.6%
Dividend yield	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services:

	Year Ended December 31,
	2015	2014
Volatility	72.6%	51.1%
Expected term (years)	1.8	2.0
Risk-free interest rate	0.6%	0.5%
Dividend yield	None	None